Vanguard® International Dividend Appreciation Index Fund
Schedule of Investments (unaudited)
As of January 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.4%)
Australia (1.6%)
	Northern Star Resources Ltd.	2,654,819	48,804
	Computershare Ltd. (XASX)	1,007,841	22,889
	Washington H Soul Pattinson & Co. Ltd.	663,707	17,770
	Sonic Healthcare Ltd.	918,458	14,688
	CAR Group Ltd.	701,724	13,428
	Pro Medicus Ltd.	102,727	13,133
	Technology One Ltd.	564,148	9,849
	Steadfast Group Ltd.	2,069,664	7,495
	AUB Group Ltd. (XASX)	216,824	4,551
*	AUB Group Ltd.	25,293	532
			153,139
Belgium (1.1%)
	UCB SA	223,720	68,173
	Elia Group SA	92,994	13,464
	Lotus Bakeries NV	763	8,995
	Sofina SA	28,793	8,391
			99,023
Canada (17.3%)
	Royal Bank of Canada	2,604,911	433,728
	Brookfield Corp.	4,094,229	186,633
	Canadian National Railway Co.	1,014,730	97,617
	National Bank of Canada	726,508	86,568
	Franco-Nevada Corp.	357,647	83,719
	Waste Connections Inc.	473,803	79,266
	Alimentation Couche-Tard Inc.	1,396,522	72,654
	Dollarama Inc.	508,100	68,473
	Intact Financial Corp.	330,069	60,094
	Fortis Inc. (XTSE)	939,150	50,073
	Loblaw Cos. Ltd.	1,053,767	47,416
	Restaurant Brands International Inc.	609,908	40,864
	Brookfield Asset Management Ltd. Class A (XTSE)	699,672	34,761
	Imperial Oil Ltd.	285,327	28,827
	Metro Inc.	360,116	23,906
[1]	Hydro One Ltd.	590,200	23,332
	Stantec Inc.	212,051	21,014
	George Weston Ltd.	291,719	20,346
	Toromont Industries Ltd.	151,481	19,296
	TMX Group Ltd.	516,918	19,084
	CCL Industries Inc. Class B	268,274	16,168
	Finning International Inc.	244,283	15,319
	TFI International Inc.	142,507	15,315
	Saputo Inc.	457,222	13,794
	Open Text Corp.	465,811	11,898
	FirstService Corp.	76,442	11,843
	Boyd Group Inc.	51,684	8,471
	Empire Co. Ltd. Class A	244,015	7,971
	Stella-Jones Inc.	101,365	6,797
	Premium Brands Holdings Corp.	75,192	5,169
	Badger Infrastructure Solutions Ltd.	62,905	3,557
	Maple Leaf Foods Inc.	139,935	2,593
	goeasy Ltd.	23,608	2,169
[1]	Jamieson Wellness Inc.	78,454	1,996
	Savaria Corp.	108,916	1,896
	StorageVault Canada Inc.	412,336	1,502
	ADENTRA Inc.	47,036	1,251
	Enghouse Systems Ltd.	78,317	1,076
	Canada Packers Inc.	28,000	328
			1,626,784

		Shares	Market Value ($000)
China (0.9%)
	Kweichow Moutai Co. Ltd. Class A	185,403	37,376
	Wuliangye Yibin Co. Ltd. Class A	574,105	8,667
[1]	CGN Power Co. Ltd. Class H	19,660,000	8,198
	NAURA Technology Group Co. Ltd. Class A	107,695	7,353
	Luzhou Laojiao Co. Ltd. Class A	220,396	3,828
	China National Nuclear Power Co. Ltd. Class A	3,077,400	3,811
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	4,442,000	2,844
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	90,200	2,082
	China Overseas Property Holdings Ltd.	2,435,000	1,356
	JCHX Mining Management Co. Ltd. Class A	94,300	1,061
	Jiangsu King's Luck Brewery JSC Ltd. Class A	193,800	934
	Guangdong Hongda Holdings Group Co. Ltd. Class A	115,100	812
	Thunder Software Technology Co. Ltd. Class A	71,400	773
	Zhejiang Dingli Machinery Co. Ltd. Class A	76,600	621
	Weaver Network Technology Co. Ltd. Class A	39,200	372
	Dian Diagnostics Group Co. Ltd. Class A	98,600	339
	Southern Publishing & Media Co. Ltd. Class A	136,300	296
	Rianlon Corp. Class A	34,200	230
	China Testing & Certification International Group Co. Ltd. Class A	152,900	144
			81,097
Denmark (3.7%)
	Novo Nordisk A/S Class B	3,868,743	229,723
	DSV A/S	365,861	102,875
	Coloplast A/S Class B	222,646	18,979
			351,577
Finland (0.1%)
	Huhtamaki OYJ	176,988	6,211
	Revenio Group OYJ	40,341	960
			7,171
France (5.1%)
	Schneider Electric SE	1,003,980	287,843
	Sanofi SA	2,004,750	189,095
			476,938
Germany (4.2%)
	SAP SE	1,223,305	244,378
	Deutsche Boerse AG	349,359	88,466
	Symrise AG	246,505	20,753
	Brenntag SE	228,977	13,931
	Nemetschek SE	113,639	9,929
	Bechtle AG	152,242	7,891
	Atoss Software SE	16,606	1,914
	FUCHS SE	51,471	1,811
	Cewe Stiftung & Co. KGaA	9,666	1,158
	Adesso SE	6,090	587
			390,818
Hong Kong (2.4%)
	AIA Group Ltd.	19,489,160	224,856
India (4.6%)
	Reliance Industries Ltd.	12,551,505	190,719
	Infosys Ltd.	6,551,452	117,181
	Hindustan Unilever Ltd.	1,659,530	42,845
	ITC Ltd.	5,591,262	19,600
	Persistent Systems Ltd.	194,924	12,817
	Pidilite Industries Ltd.	564,073	8,779
	Mphasis Ltd.	245,370	7,380
	Sundaram Finance Ltd.	125,360	7,188
	KEI Industries Ltd.	115,915	5,077
	Tata Elxsi Ltd.	68,014	3,938
*	ITC Hotels Ltd.	1,655,877	3,258
	Berger Paints India Ltd.	545,448	2,748
	ZF Commercial Vehicle Control Systems India Ltd.	14,465	2,358
	CRISIL Ltd.	38,196	1,939
	Honeywell Automation India Ltd.	4,301	1,562
	Grindwell Norton Ltd.	86,951	1,456
	Kirloskar Pneumatic Co. Ltd.	76,675	952
	Caplin Point Laboratories Ltd.	46,937	907

		Shares	Market Value ($000)
*,2	Kwality Wall's India Ltd.	1,668,057	729
	FIEM Industries Ltd.	21,906	517
	Balaji Amines Ltd.	20,308	247
			432,197
Indonesia (0.5%)
	Bank Central Asia Tbk PT	101,907,400	45,028
Ireland (0.3%)
	Kerry Group plc Class A	298,992	26,578
Italy (0.3%)
	Recordati Industria Chimica e Farmaceutica SpA	202,533	11,159
	Buzzi SpA	161,354	9,184
	Interpump Group SpA	150,126	8,710
	DiaSorin SpA	43,800	3,755
			32,808
Japan (29.1%)
	Mitsubishi UFJ Financial Group Inc.	22,395,900	405,598
	Hitachi Ltd.	8,502,900	295,052
	Sumitomo Mitsui Financial Group Inc.	7,158,100	251,897
	Sony Group Corp.	11,412,900	251,631
	Mitsubishi Corp.	7,474,900	198,581
	Tokio Marine Holdings Inc.	3,589,100	133,775
	Fujitsu Ltd.	3,228,700	89,712
	Murata Manufacturing Co. Ltd.	3,423,000	69,540
	Chugai Pharmaceutical Co. Ltd.	1,184,300	67,648
	Seven & i Holdings Co. Ltd.	4,445,302	63,659
	Sompo Holdings Inc.	1,733,400	59,775
	NTT Inc.	55,433,743	55,704
	Sumitomo Realty & Development Co. Ltd.	1,736,200	48,348
	TDK Corp.	3,604,200	46,506
	FUJIFILM Holdings Corp.	2,307,800	46,099
	Terumo Corp.	2,746,052	35,922
	Kao Corp.	863,900	34,558
	Shionogi & Co. Ltd.	1,486,100	30,598
	Asahi Group Holdings Ltd.	2,821,329	29,536
	Pan Pacific International Holdings Corp.	4,945,020	29,277
	Nitto Denko Corp.	1,258,700	27,973
	Sekisui House Ltd.	1,231,500	27,446
	Nomura Research Institute Ltd.	808,800	24,604
	Chiba Bank Ltd.	1,315,500	17,810
	Obic Co. Ltd.	609,100	16,929
	Capcom Co. Ltd.	632,900	16,132
	Hulic Co. Ltd.	1,253,075	14,933
	Unicharm Corp.	2,382,185	14,467
	Nippon Sanso Holdings Corp.	393,100	11,928
	Hikari Tsushin Inc.	43,100	11,903
	MEIJI Holdings Co. Ltd.	492,800	11,562
	TIS Inc.	376,060	10,943
*	Sony Financial Group Inc.	10,587,500	10,656
	Kurita Water Industries Ltd.	198,200	9,914
	Tokyo Tatemono Co. Ltd.	387,800	9,126
	Yakult Honsha Co. Ltd.	541,000	8,742
	Azbil Corp.	867,660	7,594
	Kyowa Kirin Co. Ltd.	438,000	7,111
	Kandenko Co. Ltd.	194,134	6,989
	Kobe Bussan Co. Ltd.	275,100	6,723
	Nomura Real Estate Holdings Inc.	975,300	6,481
	Air Water Inc.	424,900	6,450
	Open House Group Co. Ltd.	105,600	6,214
	Yamaguchi Financial Group Inc.	388,667	6,191
	MonotaRO Co. Ltd.	456,467	6,157
	EXEO Group Inc.	359,600	6,000
	Nisshin Seifun Group Inc.	463,100	5,881
	Lion Corp.	518,434	5,558
	Rinnai Corp.	207,752	5,457
	Nichias Corp.	106,700	5,353
	Alfresa Holdings Corp.	325,300	5,239
	Hisamitsu Pharmaceutical Co. Inc.	124,900	5,145

		Shares	Market Value ($000)
	Organo Corp.	47,900	5,058
	GMO Payment Gateway Inc.	84,600	4,886
	Maruwa Co. Ltd.	15,700	4,827
	Tokyo Century Corp.	337,800	4,706
	Oracle Corp. Japan	62,600	4,236
	Nippon Gas Co. Ltd.	208,967	3,963
	Goldwin Inc.	232,500	3,880
	Fuyo General Lease Co. Ltd.	130,500	3,670
	Zenkoku Hosho Co. Ltd.	180,800	3,595
	Kusuri no Aoki Holdings Co. Ltd.	135,500	3,551
	Kobayashi Pharmaceutical Co. Ltd.	99,820	3,491
	Sundrug Co. Ltd.	124,424	3,313
	Blue Zones Holdings Co. Ltd.	53,100	3,047
	SHO-BOND Holdings Co. Ltd.	332,136	2,982
	Takeuchi Manufacturing Co. Ltd.	68,800	2,849
	Japan Elevator Service Holdings Co. Ltd.	261,000	2,748
	Mizuho Leasing Co. Ltd.	293,635	2,711
	Nojima Corp.	375,000	2,617
	Ship Healthcare Holdings Inc.	152,467	2,513
	Kato Sangyo Co. Ltd.	59,100	2,488
	Morinaga & Co. Ltd.	138,200	2,417
	Pilot Corp.	72,100	2,267
	Kissei Pharmaceutical Co. Ltd.	73,300	2,183
	Dentsu Soken Inc.	136,900	2,158
	TS Tech Co. Ltd.	170,900	2,100
	DTS Corp.	254,400	2,072
	Fujimi Inc.	113,611	2,008
	Nextage Co. Ltd.	94,562	2,003
	Valor Holdings Co. Ltd.	87,112	1,972
	Hogy Medical Co. Ltd.	42,500	1,839
	Takara Standard Co. Ltd.	94,467	1,804
	Maruzen Showa Unyu Co. Ltd.	32,600	1,773
	Raito Kogyo Co. Ltd.	77,500	1,752
	JCU Corp.	46,800	1,711
	Okinawa Cellular Telephone Co.	81,234	1,703
	Rakus Co. Ltd.	298,400	1,698
	PALTAC Corp.	53,154	1,663
	TKC Corp.	58,900	1,549
	Mani Inc.	152,000	1,500
	Totech Corp.	56,800	1,478
	Yokogawa Bridge Holdings Corp.	72,500	1,459
[3]	Nomura Micro Science Co. Ltd.	61,300	1,385
	Yellow Hat Ltd.	126,500	1,381
	SMS Co. Ltd.	129,460	1,370
	Heiwa Real Estate Co. Ltd.	89,200	1,305
	Matsuda Sangyo Co. Ltd.	31,700	1,259
	Komeri Co. Ltd.	55,967	1,194
	Kohnan Shoji Co. Ltd.	46,500	1,170
	MCJ Co. Ltd.	114,700	1,169
	Tokyo Steel Manufacturing Co. Ltd.	118,900	1,161
	Create SD Holdings Co. Ltd.	55,200	1,159
	Tsurumi Manufacturing Co. Ltd.	77,134	1,089
	Funai Soken Holdings Inc.	146,600	1,063
	Senshu Electric Co. Ltd.	27,000	1,009
	Future Corp.	81,747	1,003
	Keihanshin Building Co. Ltd.	79,900	991
	Osaka Organic Chemical Industry Ltd.	37,500	986
	Zuken Inc.	30,300	945
	Shin-Etsu Polymer Co. Ltd.	70,534	921
	Elecom Co. Ltd.	82,732	884
	Sekisui Jushi Corp.	61,700	830
	SBS Holdings Inc.	32,300	805
	Kameda Seika Co. Ltd.	31,300	789
	eGuarantee Inc.	66,200	750
	Mitsubishi Research Institute Inc.	23,300	732
	AZ-COM MARUWA Holdings Inc.	112,900	725
	S Foods Inc.	34,800	685
	Nippon Parking Development Co. Ltd.	368,400	680
	RS Technologies Co. Ltd.	26,700	657
	G-Tekt Corp.	51,100	648

		Shares	Market Value ($000)
	Shizuoka Gas Co. Ltd.	81,700	647
	Retail Partners Co. Ltd.	69,300	605
	Belluna Co. Ltd.	90,700	571
	Siix Corp.	66,700	545
	Strike Co. Ltd.	18,000	491
	Avant Group Corp.	44,434	472
	Insource Co. Ltd.	97,900	459
	Celsys Inc.	46,734	437
	JSB Co. Ltd.	20,800	436
	Transaction Co. Ltd.	54,768	422
	Digital Information Technologies Corp.	50,800	418
	Loadstar Capital KK	21,200	413
	GSI Creos Corp.	25,100	408
	G-7 Holdings Inc.	42,100	398
	Aoyama Zaisan Networks Co. Ltd.	39,300	384
	Lacto Japan Co. Ltd.	15,900	362
	Intage Holdings Inc.	32,800	359
	Densan System Holdings Co. Ltd.	16,867	354
	FULLCAST Holdings Co. Ltd.	31,400	342
[3]	NJS Co. Ltd.	10,900	341
[3]	Value HR Co. Ltd.	31,700	285
	Charm Care Corp. KK	32,600	275
	YAKUODO Holdings Co. Ltd.	20,867	271
	MarkLines Co. Ltd.	22,151	224
	Creek & River Co. Ltd.	20,300	200
	Elan Corp.	42,100	183
			2,736,314
Malaysia (0.0%)
	PPB Group Bhd.	1,315,300	3,764
Mexico (0.4%)
	America Movil SAB de CV Series B	33,594,156	34,621
Netherlands (0.4%)
	Wolters Kluwer NV	430,018	40,380
New Zealand (0.4%)
	Fisher & Paykel Healthcare Corp. Ltd.	1,089,962	25,463
	EBOS Group Ltd.	381,682	5,913
	Summerset Group Holdings Ltd.	451,312	3,139
			34,515
Norway (0.1%)
	TOMRA Systems ASA	407,314	5,403
Saudi Arabia (0.0%)
	Mouwasat Medical Services Co.	169,923	3,154
South Korea (0.0%)
	Chong Kun Dang Pharmaceutical Corp.	14,323	849
*	JW Pharmaceutical Corp.	24,464	527
	Kyung Dong Navien Co. Ltd.	11,179	447
			1,823
Sweden (1.9%)
	Assa Abloy AB Class B	1,842,003	74,479
	Hexagon AB Class B	3,899,571	43,968
[1]	Evolution AB	268,459	17,439
	Lifco AB Class B	418,508	14,381
	AAK AB	337,352	9,440
	Wihlborgs Fastigheter AB	503,622	5,203
	Catena AB	86,263	4,478
[1]	Bravida Holding AB	383,268	3,776
	Svolder AB Class B	188,753	1,164
			174,328
Switzerland (17.5%)
	Roche Holding AG	979,594	445,460
	Novartis AG (Registered)	2,990,042	443,632
	Nestle SA (Registered)	3,458,944	330,075
	Sandoz Group AG	816,304	64,672

		Shares	Market Value ($000)
	Givaudan SA (Registered)	15,077	58,280
	Sika AG (Registered)	297,796	57,144
	Partners Group Holding AG	40,173	54,778
	Geberit AG (Registered)	58,590	44,739
	Chocoladefabriken Lindt & Spruengli AG (Registered)	190	28,084
	Chocoladefabriken Lindt & Spruengli AG	1,944	27,938
	Logitech International SA (Registered)	262,560	22,620
	Roche Holding AG (Bearer) Class BR	40,473	18,704
	PSP Swiss Property AG (Registered)	85,260	17,113
	Temenos AG (Registered)	102,658	9,072
	Siegfried Holding AG (Registered)	70,451	8,663
	DKSH Holding AG	67,455	4,949
	Tecan Group AG (Registered)	23,826	4,198
	Emmi AG (Registered)	3,989	4,041
	ALSO Holding AG (Registered)	10,519	2,711
			1,646,873
Taiwan (0.4%)
[3]	Wistron Corp.	5,894,000	24,120
[3]	Lotes Co. Ltd.	171,000	7,701
[3]	Sinbon Electronics Co. Ltd.	416,000	3,082
	Chief Telecom Inc.	64,000	652
	Universal Vision Biotechnology Co. Ltd.	92,000	418
			35,973
Turkiye (0.0%)
	Borusan Yatirim ve Pazarlama A/S	11,927	633
United Kingdom (7.1%)
	BAE Systems plc	5,571,354	151,245
	RELX plc	3,386,017	120,041
	London Stock Exchange Group plc	860,084	95,936
	Diageo plc	4,132,230	95,084
	Ashtead Group plc	776,436	49,987
	Halma plc	704,725	34,227
	Sage Group plc	1,789,710	23,469
	Diploma plc	250,063	18,218
	Bunzl plc	599,543	16,813
	Spirax Group plc	137,412	13,692
	DCC plc	155,355	9,848
	Croda International plc	260,038	9,718
	Drax Group plc	638,059	7,873
	Cranswick plc	101,261	7,309
	Hikma Pharmaceuticals plc	294,793	6,184
	Softcat plc	250,830	4,912
	Chemring Group plc	504,258	3,447
	Clarkson plc	47,970	2,754
	Hilton Food Group plc	156,812	1,014
			671,771
Total Common Stocks (Cost $7,469,717)			9,337,566
Preferred Stocks (0.1%)
	FUCHS SE Preference Shares	121,558	5,255
	Grupo De Inversiones Suramericana SA Preference Shares	303,596	4,278
Total Preferred Stocks (Cost $8,053)			9,533

		Shares	Market Value ($000)
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[4,5]	Vanguard Market Liquidity Fund, 3.704% (Cost $7,359)	73,600	7,360
Total Investments (99.6%) (Cost $7,485,129)			9,354,459
Other Assets and Liabilities—Net (0.4%)			40,671
Net Assets (100%)			9,395,130
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2026, the aggregate value was $54,741, representing 0.6% of net assets.
2	Security value determined using significant unobservable inputs.
3	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,890.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $5,147 was received for securities on loan, of which $5,144 is held in Vanguard Market Liquidity Fund and $3 is held in cash.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2026	4	1,393	2
MSCI EAFE Index	March 2026	236	35,834	1,678
MSCI Emerging Markets Index	March 2026	3	228	20
				1,700

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
JPMorgan Chase Bank, N.A.	3/18/2026	GBP	7,663	USD	10,238	247	—
Bank of America, N.A.	3/18/2026	INR	408,681	USD	4,509	—	(70)
Deutsche Bank AG	3/18/2026	JPY	1,750,000	USD	11,380	—	(26)
JPMorgan Chase Bank, N.A.	3/18/2026	JPY	1,270,544	USD	8,150	93	—
State Street Bank & Trust Co.	3/18/2026	JPY	650,000	USD	4,181	36	—
JPMorgan Chase Bank, N.A.	3/18/2026	USD	94	AUD	141	—	(5)
State Street Bank & Trust Co.	3/18/2026	USD	8,948	CHF	7,108	—	(295)
Toronto-Dominion Bank	3/18/2026	USD	8,908	CHF	7,108	—	(335)
Deutsche Bank AG	3/18/2026	USD	1,398	DKK	8,927	—	(23)
Toronto-Dominion Bank	3/18/2026	USD	1,756	EUR	1,502	—	(28)
State Street Bank & Trust Co.	3/18/2026	USD	11,372	GBP	8,538	—	(311)
Standard Chartered Bank	3/18/2026	USD	1,562	HKD	12,121	7	—
JPMorgan Chase Bank, N.A.	3/18/2026	USD	19,818	JPY	3,056,493	—	(11)
UBS AG	3/18/2026	USD	6,964	JPY	1,088,388	—	(97)
						383	(1,201)
AUD—Australian dollar.
CHF—Swiss franc.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese yen.
USD—U.S. dollar.
At January 31, 2026, the counterparties had deposited in segregated accounts cash of $510 in connection with open forward currency contracts.

A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.	Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	1,661,405	—	—	1,661,405
Common Stocks—Other	—	7,675,432	729	7,676,161
Preferred Stocks	4,278	5,255	—	9,533
Temporary Cash Investments	7,360	—	—	7,360
Total	1,673,043	7,680,687	729	9,354,459
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,700	—	—	1,700
Forward Currency Contracts	—	383	—	383
Total	1,700	383	—	2,083
Liabilities
Forward Currency Contracts	—	(1,201)	—	(1,201)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.